Basis of Preparation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Basis of Preparation of the Financial Statements [Abstract]
Schedule of changes in exchange rates

Representative
exchange rate of USD
(NIS/USD 1)
Date of consolidated financial statements:
December 31, 2020	3.215
December 31, 2019	3.456
December 31, 2018	3.748

Changes in exchange rates for the year ended:	%
December 31, 2020	(7)
December 31, 2019	(7.8)
December 31, 2018	8.1

Schedule of carrying amounts of assets and liabilities

Estimate	Principal assumptions	Possible effects	Reference
Fair value measurement of non-trading derivatives	Unobservable inputs used in the valuation model including standard deviation and discount rates	Profit or loss from a change in the fair value of derivative financial instruments	For information on a sensitivity analysis of level 3 financial instruments carried at fair value see Note 21B regarding financial instruments

Assessment of probability of contingent liabilities	Whether it is more likely than not that an outflow of economic resources will be required in respect of legal claims pending against the Company and its investees	Reversal or creation of a provision for a claim	For information on the Company's exposure to claims see Note 13B regarding contingent liabilities

Recoverability of intangible assets	The discounted cash flows method includes assumptions such as future expenses, future revenues, successes rate and discount rate.	impermanent of the In-process research and development in profit or loss	See Note 5 regarding subsidiaries

Examination of existence of business	When acquiring an operation, the Group uses judgement to determine whether a "business" was acquired or the acquisition does not meet the definition of a "business". In order to do so the Group examines, inter alia, whether substantially all of the fair value of the acquired assets is attributable to a single identifiable asset or to a group of similar identifiable assets.	This decision may affect, inter alia, the recognition of transaction costs, deferred taxes, gain on bargain purchase, goodwill and future revaluation gains.	See Note 5 regarding subsidiaries.

Measurement of variable consideration	In order to determine the transaction price, the Group estimates the amount of the variable consideration and recognizes revenue in an amount where there is a high probability that its inclusion will not result in a significant revenue reversal in the future after the uncertainty has been resolved.	An increase or decrease in amounts of revenue recognized over the contract period.	See Note 14 regarding revenue

Determining the discount rate of a lease liability	The Group discounts the lease payments using its incremental borrowing rate.	An increase or decrease in the lease liability, right-to-use asset and depreciation and financing expenses recognized.	See Note 7 regarding leases

Determining the lease term	In order to determine the lease term, the Group takes into consideration the period over which the lease is non-cancellable, not including renewal options since it is reasonably certain it will exercise and/or termination options that it is reasonably certain it will not exercise.	An increase or decrease in the initial measurement of a right-to-use asset and lease liability and in depreciation and financing expenses in subsequent periods.	See Note 7 regarding leases